Intangible assets	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Intangible assets
16.	Intangible assets
Intangible assets consist of the following:

	Software		Patents and technological know how		Customer related		Intellectual property rights and other intangibles		Product development		Indefinite life trademarks and brands		Intangible Assets under development		Total
	(In millions)
Cost as at April 1, 2020	Rs.	81,722.8	Rs.	16,248.8	Rs.	6,161.0	Rs.	5,578.9	Rs.	806,853.2	Rs.	55,966.1	Rs.	245,261.4	Rs.	1,217,792.2
Additions		8,448.6		7.9		—		—		53,251.7		—		78,662.6		140,370.8
Capitalised product development		—		—		—		—		—		—		(156,019.7)		(156,019.7)
Additions through business acquisitions		11.0		—		—		—		—		—		—		11.0
Disposal /Adjustment		(17.3)		—		—		—		—		—		—		(17.3)
Reversal for impairment loss (refer note 18(a))		—		—		—		—		—		—		364.3		364.3
Impairement of assets - Reimagine (refer note 46)		—		—		—		—		—		—		(73,082.7)		(73,082.7)
Currency translation		6,063.9		1,064.9		466.8		4,714.0		151,511.0		—		27,498.4		191,319.0
Fully amortized not in use		(229.4)		—		—		—		—		—		—		(229.4)

Cost as at March 31, 2021		95,999.6		17,321.6		6,627.8		10,292.9		1,011,615.9		55,966.1		122,684.3		1,320,508.2

Accumulated amortization at April 1, 2020		(56,702.7)		(14,815.9)		(4,054.1)		(2,488.6)		(461,876.5)		(13,309.9)		—		(553,247.7)
Amortization for the year		(8,297.4)		(246.9)		(248.0)		(268.3)		(101,139.3)		—		—		(110,199.9)
Additions through business acquisitions		(2.0)		—		—		—		—		—		—		(2.0)
Reversal of impairment loss (refer note 18 (a))		—		—		—		—		1,347.4		—		—		1,347.4
Disposal /Adjustment		(2.4)		—		—		—		—		—		—		(2.4)
Currency translation		(4,256.4)		(1,061.1)		(317.6)		(1,205.2)		(37,309.4)		—		—		(44,149.7)
Fully amortized not in use		229.4		—		—		—		—		—		—		229.4

Accumulated amortization at March 31, 2021		(69,031.5)		(16,123.9)		(4,619.7)		(3,962.1)		(598,977.8)		(13,309.9)		—		(706,024.9)

Net carrying amount as at March 31, 2021	Rs.	26,968.1	Rs.	1,197.7	Rs.	2,008.1	Rs.	6,330.8	Rs.	412,638.1	Rs.	42,656.2	Rs.	122,684.3	Rs.	614,483.3

															US$	8,404.9

Cost as at April 1, 2019	Rs.	67,681.8	Rs.	14,595.0	Rs.	5,980.0	Rs.	3,546.9	Rs.	697,541.0	Rs.	55,966.1	Rs.	219,713.6	Rs.	1,065,024.4
Additions		11,791.7		1,208.1		—		2.2		127,782.2		—		158,030.8		298,815.0
Capitalised product development		—		—		—		—		—		—		(139,417.4)		(139,417.4)
Additions through business acquisitions		—		—		—		103.2		—		—		—		103.2
Write down/impairment of assets		—		—		—		—		—		—		(767.1)		(767.1)
Currency translation		2,653.9		445.7		181.0		1,926.6		23,127.6		—		7,701.5		36,036.3
Fully amortized not in use		(404.6)		—		—		—		(41,597.6)		—		—		(42,002.2)

Cost as at March 31, 2020		81,722.8		16,248.8		6,161.0		5,578.9		806,853.2		55,966.1		245,261.4		1,217,792.2

Accumulated amortization at April 1, 2019		(46,300.8)		(13,972.1)		(3,699.7)		(1,765.1)		(405,420.9)		(13,309.9)		—		(484,468.5)
Amortization for the year		(9,075.8)		(399.3)		(228.9)		(253.6)		(81,915.8)		—		—		(91,873.4)
Write down/impairment of assets		(4.5)		—		—		—		(1,702.0)		—		—		(1,706.5)
Currency translation		(1,726.2)		(444.5)		(125.5)		(469.9)		(14,435.2)		—		—		(17,201.3)
Fully amortized not in use		404.6		—		—		—		41,597.4		—		—		42,002.0

Accumulated amortization at March 31, 2020		(56,702.7)		(14,815.9)		(4,054.1)		(2,488.6)		(461,876.5)		(13,309.9)		—		(553,247.7)

Net carrying amount as at March 31, 2020	Rs.	25,020.1	Rs.	1,432.9	Rs.	2,106.9	Rs.	3,090.3	Rs.	344,976.7	Rs.	42,656.2	Rs.	245,261.4	Rs.	664,544.5

1.
The useful life of trademarks and brands in respect of the acquired Jaguar Land Rover businesses have been determined to be indefinite as the Company expects to generate future economic benefits indefinitely from these assets.

2.
During the year ended March 31, 2014, legislation was enacted that allows United Kingdom (UK) companies to elect for the Research and Development Expenditure Credit (RDEC) on qualifying expenditures incurred since April 1, 2013, instead of the existing super-deduction rules. As a result of this election by the Company’s subsidiary in the UK, Rs. 4,463.9 million, Rs. 4,236.1 million and Rs. 8,350.6 million of the RDEC, for the years ended March 31, 2021, 2020 and 2019 respectively, the proportion relating to capitalized product development expenditure, have been off set against these assets. The remaining Rs. 3,978.7 million, Rs. 4,957.1 million and Rs. 1,601.5 million for the years ended March 31, 2021, 2020 and 2019 respectively, have been recognized as miscellaneous income, a component of other income/(loss) (net).